Fees Summary	Oct. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 142,055,050.00
Previously Paid Amount	0.00
Total Fee Amount	12,358.79
Total Offset Amount	0.00
Net Fee	$ 12,358.79
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A